UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           April 18, 2013
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total: $1,244,263
                                        (thousands)


List of Other Included Managers:

No.       Form 13F                                          File Number

1         The Nomad Investment Partnership L.P.              028-12449


                                                     FORM 13F INFORMATION TABLE
                                                            March 31, 2013




COLUMN 1                      COLUMN 2       COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7     COLUMN 8

                               TITLE                   VALUE    SHRS OR   SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS        CUSIP     (X1000)  PRN AMT   PRN CALL    DISCRETION    MANGRS   SOLE    SHARED    NONE
AMAZON COM INC               COM           023135106   781,082  2,931,000 SH        SHARED-DEFINED   1        0     2,931,000   0
BERKSHIRE HATHAWAY INC DEL   CL A          084670108   104,708        670 SH        SHARED-DEFINED   1        0           670   0
COSTCO WHSL CORP NEW         COM           22160K105   196,304  1,850,000 SH        SHARED-DEFINED   1        0     1,850,000   0
LIBERTY GLOBAL INC           COM SER A     530555101   162,170  2,210,000 SH        SHARED-DEFINED   1        0     2,210,000   0








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